Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

Note 18. Selected Quarterly Financial Data (Unaudited)

(Dollars in thousands, except per share amounts)

	Three Months Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Revenues (a) (b)	$75,945	$116,776	$76,973	$61,947
Expenses (a)	49,328	53,507	57,674	51,790
Net income	23,616	81,060	25,258	9,204
Add: Net loss attributable to noncontrolling interests	330	384	581	569
Less: Net income attributable to redeemable
noncontrolling interests	(603)	(1)	(637)	(682)
Net income attributable to W. P. Carey members	23,343	81,443	25,202	9,091
Earnings per share attributable to W. P. Carey members -
Basic	0.58	2.02	0.62	0.22
Diluted	0.58	1.99	0.62	0.23

Distributions declared per share	0.512	0.550	0.560	0.563

	Three Months Ended
	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010
Revenues (a)	$60,532	$67,904	$56,927	$80,062
Expenses (a)	41,713	42,342	40,947	48,192
Net income	14,302	23,721	16,371	20,557
Add: Net loss attributable to noncontrolling interests	286	128	81	(181)
Less: Net income attributable to redeemable
noncontrolling interests	(175)	(417)	(106)	(595)
Net income attributable to W. P. Carey members	14,413	23,432	16,346	19,781
Earnings per share attributable to W. P. Carey members -
Basic	0.36	0.59	0.41	0.50
Diluted	0.36	0.59	0.41	0.50

Distributions declared per share	0.504	0.506	0.508	0.510

__________

  Certain amounts from previous quarters have been reclassified to discontinued operations (Note 16)
  Amount for the three months ended June 30, 2011 includes $52.5 million of incentive, termination and subordinated disposition revenue recognized in connection with the CPA®:14/16 Merger (Note 3).